Shareholder Report, Holdings (Details)	Dec. 31, 2024
C 000067992 [Member] | Global Balanced 3797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067992 [Member] | Total Net Assets 3798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000225793 [Member] | Domestic Fixed Income 3815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000225793 [Member] | Total Net Assets 3816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000202636 [Member] | Global Balanced 3841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000202636 [Member] | Total Net Assets 3842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085348 [Member] | Global Fixed Income 3867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085348 [Member] | Total Net Assets 3868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218223 [Member] | Global Equity 3885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218223 [Member] | Total Net Assets 3886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085350 [Member] | Global Equity 3905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085350 [Member] | Total Net Assets 3906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218224 [Member] | Domestic Equity 3929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218224 [Member] | Total Net Assets 3930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085352 [Member] | Domestic Equity 3953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085352 [Member] | Total Net Assets 3954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085353 [Member] | International Equity 3971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085353 [Member] | Total Net Assets 3972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085356 [Member] | Emerging Markets Equity 3989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085356 [Member] | Total Net Assets 3990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085346 [Member] | Domestic Equity 4007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085346 [Member] | Total Net Assets 4008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067972 [Member] | Domestic Fixed Income 4025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067972 [Member] | Total Net Assets 4026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000102954 [Member] | Emerging Markets Equity 4043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000102954 [Member] | Total Net Assets 4044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067971 [Member] | International Equity 4061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067971 [Member] | Total Net Assets 4062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067969 [Member] | Domestic Equity 4081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067969 [Member] | Total Net Assets 4082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067970 [Member] | Domestic Equity 4101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000067970 [Member] | Total Net Assets 4102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192205 [Member] | Domestic Equity 4123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C 000192205 [Member] | International Equity 4124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000192205 [Member] | Emerging Markets Equity 4125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000192205 [Member] | Global Equity 4126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000192205 [Member] | Domestic Fixed Income 4127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000192205 [Member] | Alternative 4128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000192205 [Member] | Total Net Assets 4129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218199 [Member] | Domestic Fixed Income 4150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C 000218199 [Member] | Domestic Equity 4151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000218199 [Member] | Alternative 4152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000218199 [Member] | Domestic Balanced 4153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000218199 [Member] | Emerging Markets Fixed Income 4154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000218199 [Member] | International Equity 4155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000218199 [Member] | Emerging Markets Equity 4156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000218199 [Member] | Total Net Assets 4157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192204 [Member] | Domestic Equity 4178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C 000192204 [Member] | International Equity 4179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000192204 [Member] | Domestic Fixed Income 4180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C 000192204 [Member] | Alternative 4181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000192204 [Member] | Global Equity 4182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000192204 [Member] | Emerging Markets Equity 4183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000192204 [Member] | Emerging Markets Fixed Income 4184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000192204 [Member] | Total Net Assets 4185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218213 [Member] | Domestic Fixed Income 4206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C 000218213 [Member] | Domestic Equity 4207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C 000218213 [Member] | Alternative 4208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C 000218213 [Member] | Domestic Balanced 4209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000218213 [Member] | International Equity 4210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000218213 [Member] | Emerging Markets Equity 4211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000218213 [Member] | Emerging Markets Fixed Income 4212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000218213 [Member] | Global Equity 4213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000218213 [Member] | Total Net Assets 4214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192203 [Member] | Domestic Equity 4235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C 000192203 [Member] | Domestic Fixed Income 4236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C 000192203 [Member] | International Equity 4237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C 000192203 [Member] | Alternative 4238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000192203 [Member] | Emerging Markets Equity 4239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000192203 [Member] | Domestic Balanced 4240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000192203 [Member] | Emerging Markets Fixed Income 4241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192203 [Member] | Global Equity 4242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192203 [Member] | Total Net Assets 4243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192201 [Member] | Domestic Equity 4264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C 000192201 [Member] | International Equity 4265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C 000192201 [Member] | Domestic Fixed Income 4266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000192201 [Member] | Emerging Markets Equity 4267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000192201 [Member] | Alternative 4268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000192201 [Member] | Total Net Assets 4269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192197 [Member] | Domestic Fixed Income 4298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C 000192197 [Member] | Domestic Equity 4299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000192197 [Member] | Alternative 4300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000192197 [Member] | International Equity 4301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000192197 [Member] | Global Fixed Income 4302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000192197 [Member] | Emerging Markets Equity 4303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000192197 [Member] | Total Net Assets 4304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192200 [Member] | Domestic Equity 4333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C 000192200 [Member] | International Equity 4334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C 000192200 [Member] | Domestic Fixed Income 4335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000192200 [Member] | Emerging Markets Equity 4336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192200 [Member] | Alternative 4337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000192200 [Member] | Total Net Assets 4338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192198 [Member] | Domestic Fixed Income 4367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C 000192198 [Member] | Domestic Equity 4368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C 000192198 [Member] | International Equity 4369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000192198 [Member] | Alternative 4370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192198 [Member] | Emerging Markets Equity 4371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192198 [Member] | Global Fixed Income 4372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192198 [Member] | Total Net Assets 4373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192199 [Member] | Domestic Equity 4402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C 000192199 [Member] | Domestic Fixed Income 4403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C 000192199 [Member] | International Equity 4404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000192199 [Member] | Alternative 4405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192199 [Member] | Emerging Markets Equity 4406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000192199 [Member] | Total Net Assets 4407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192213 [Member] | Domestic Equity 4436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C 000192213 [Member] | Domestic Fixed Income 4437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C 000192213 [Member] | Global Equity 4438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C 000192213 [Member] | International Equity 4439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000192213 [Member] | Emerging Markets Equity 4440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000192213 [Member] | Emerging Markets Fixed Income 4441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000192213 [Member] | Total Net Assets 4442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000252140 [Member] | Domestic Fixed Income 4463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C 000252140 [Member] | Domestic Equity 4464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C 000252140 [Member] | Global Equity 4465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000252140 [Member] | International Equity 4466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000252140 [Member] | Emerging Markets Fixed Income 4467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000252140 [Member] | Emerging Markets Equity 4468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000252140 [Member] | Total Net Assets 4469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192212 [Member] | Domestic Equity 4490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C 000192212 [Member] | Domestic Fixed Income 4491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C 000192212 [Member] | Global Equity 4492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000192212 [Member] | International Equity 4493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192212 [Member] | Emerging Markets Equity 4494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000192212 [Member] | Emerging Markets Fixed Income 4495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192212 [Member] | Total Net Assets 4496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218219 [Member] | Domestic Equity 4517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C 000218219 [Member] | Domestic Fixed Income 4518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C 000218219 [Member] | International Equity 4519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000218219 [Member] | Securities Lending Collateral 4520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000218219 [Member] | Emerging Markets Equity 4521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218219 [Member] | Global Equity 4522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000218219 [Member] | Short Term Investments 4523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218219 [Member] | Total Net Assets 4524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
C 000218215 [Member] | Domestic Fixed Income 4551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C 000218215 [Member] | Domestic Equity 4552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C 000218215 [Member] | International Equity 4553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C 000218215 [Member] | Emerging Markets Equity 4554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000218215 [Member] | Securities Lending Collateral 4555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000218215 [Member] | Short Term Investments 4556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218215 [Member] | Total Net Assets 4557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000218216 [Member] | Domestic Equity 4584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C 000218216 [Member] | Domestic Fixed Income 4585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C 000218216 [Member] | International Equity 4586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C 000218216 [Member] | Emerging Markets Equity 4587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000218216 [Member] | Global Equity 4588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000218216 [Member] | Securities Lending Collateral 4589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218216 [Member] | Short Term Investments 4590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218216 [Member] | Total Net Assets 4591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000192081 [Member] | Domestic Equity 4618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C 000192081 [Member] | Domestic Fixed Income 4619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000192081 [Member] | International Equity 4620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000192081 [Member] | Securities Lending Collateral 4621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000192081 [Member] | Emerging Markets Equity 4622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000192081 [Member] | Emerging Markets Fixed Income 4623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000192081 [Member] | Total Net Assets 4624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.40%
C 000192069 [Member] | Domestic Fixed Income 4645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C 000192069 [Member] | Domestic Equity 4646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C 000192069 [Member] | Securities Lending Collateral 4647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000192069 [Member] | International Equity 4648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192069 [Member] | Emerging Markets Fixed Income 4649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192069 [Member] | Emerging Markets Equity 4650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192069 [Member] | Short Term Investments 4651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000192069 [Member] | Total Net Assets 4652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.70%
C 000192079 [Member] | Domestic Equity 4673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C 000192079 [Member] | Domestic Fixed Income 4674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C 000192079 [Member] | International Equity 4675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000192079 [Member] | Emerging Markets Fixed Income 4676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000192079 [Member] | Securities Lending Collateral 4677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192079 [Member] | Emerging Markets Equity 4678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000192079 [Member] | Short Term Investments 4679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000192079 [Member] | Total Net Assets 4680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C 000225787 [Member] | Government Securities 4697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C 000225787 [Member] | U S Government Agency M B S 4698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C 000225787 [Member] | Financials 4699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000225787 [Member] | Other Short Term Investments 4700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000225787 [Member] | Health Care 4701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000225787 [Member] | Utilities 4702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000225787 [Member] | Energy 4703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000225787 [Member] | Industrials 4704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000225787 [Member] | Information Technology 4705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000225787 [Member] | Consumer Staples 4706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000225787 [Member] | Other Sectors 4707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000225787 [Member] | Total Net Assets 4708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C 000225787 [Member] | U S Government Agency M B S 4710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000225787 [Member] | Total Net Assets 4711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000225789 [Member] | Information Technology 4728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C 000225789 [Member] | Financials 4729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C 000225789 [Member] | Consumer Discretionary 4730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000225789 [Member] | Communication Services 4731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000225789 [Member] | Industrials 4732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000225789 [Member] | Materials 4733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000225789 [Member] | Energy 4734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000225789 [Member] | Consumer Staples 4735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000225789 [Member] | Health Care 4736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000225789 [Member] | Utilities 4737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000225789 [Member] | Other Sectors 4738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000225789 [Member] | Total Net Assets 4739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C 000225788 [Member] | Financials 4756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000225788 [Member] | Industrials 4757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000225788 [Member] | Health Care 4758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C 000225788 [Member] | Consumer Discretionary 4759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C 000225788 [Member] | Consumer Staples 4760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000225788 [Member] | Information Technology 4761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000225788 [Member] | Materials 4762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000225788 [Member] | Communication Services 4763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000225788 [Member] | Energy 4764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000225788 [Member] | Utilities 4765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000225788 [Member] | Other Sectors 4766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000225788 [Member] | Total Net Assets 4767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000225788 [Member] | Derivative Instruments 4769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C 000225788 [Member] | Total Net Assets 4770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C 000225785 [Member] | Industrials 4789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C 000225785 [Member] | Financials 4790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C 000225785 [Member] | Consumer Discretionary 4791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000225785 [Member] | Information Technology 4792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000225785 [Member] | Health Care 4793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000225785 [Member] | Real Estate 4794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000225785 [Member] | Materials 4795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000225785 [Member] | Energy 4796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000225785 [Member] | Consumer Staples 4797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000225785 [Member] | Utilities 4798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000225785 [Member] | Other Sectors 4799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000225785 [Member] | Total Net Assets 4800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C 000225786 [Member] | Financials 4819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C 000225786 [Member] | Industrials 4820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C 000225786 [Member] | Consumer Discretionary 4821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000225786 [Member] | Information Technology 4822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000225786 [Member] | Health Care 4823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000225786 [Member] | Real Estate 4824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000225786 [Member] | Energy 4825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000225786 [Member] | Materials 4826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000225786 [Member] | Communication Services 4827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000225786 [Member] | Consumer Staples 4828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000225786 [Member] | Other Sectors 4829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000225786 [Member] | Total Net Assets 4830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C 000192217 [Member] | Other Short Term Investments 4849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C 000192217 [Member] | Information Technology 4850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000192217 [Member] | Financials 4851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C 000192217 [Member] | Communication Services 4852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C 000192217 [Member] | Non U S Government Agency A B S 4853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C 000192217 [Member] | Derivative Instruments 4854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000192217 [Member] | Consumer Discretionary 4855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000192217 [Member] | Health Care 4856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000192217 [Member] | Industrials 4857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000192217 [Member] | U S Government Agency M B S 4858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000192217 [Member] | Other Sectors 4859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000192217 [Member] | Total Net Assets 4860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C 000192217 [Member] | Derivative Instruments 4862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C 000192217 [Member] | Information Technology 4863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C 000192217 [Member] | Investment Companies 4864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C 000192217 [Member] | Consumer Discretionary 4865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C 000192217 [Member] | Industrials 4866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C 000192217 [Member] | Health Care 4867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C 000192217 [Member] | Financials 4868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C 000192217 [Member] | Communication Services 4869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000192217 [Member] | Real Estate 4870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000192217 [Member] | Energy 4871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000192217 [Member] | Other Sectors 4872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000192217 [Member] | Total Net Assets 4873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.40%)
C 000067997 [Member] | Financials 4890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C 000067997 [Member] | Information Technology 4891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C 000067997 [Member] | Industrials 4892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C 000067997 [Member] | Communication Services 4893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000067997 [Member] | Consumer Discretionary 4894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000067997 [Member] | Consumer Staples 4895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000067997 [Member] | Energy 4896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000067997 [Member] | Other Short Term Investments 4897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000067997 [Member] | Utilities 4898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000067997 [Member] | Materials 4899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000067997 [Member] | Other Sectors 4900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000067997 [Member] | Total Net Assets 4901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000067997 [Member] | Derivative Instruments 4903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000067997 [Member] | Total Net Assets 4904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000202638 [Member] | Information Technology 4931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C 000202638 [Member] | Industrials 4932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C 000202638 [Member] | Financials 4933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000202638 [Member] | Consumer Discretionary 4934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000202638 [Member] | Communication Services 4935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000202638 [Member] | Health Care 4936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000202638 [Member] | Materials 4937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000202638 [Member] | Consumer Staples 4938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000202638 [Member] | Real Estate 4939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000202638 [Member] | Utilities 4940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000202638 [Member] | Other Sectors 4941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000202638 [Member] | Total Net Assets 4942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000192221 [Member] | Information Technology 4967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C 000192221 [Member] | Industrials 4968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C 000192221 [Member] | Health Care 4969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000192221 [Member] | Financials 4970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000192221 [Member] | Consumer Staples 4971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000192221 [Member] | Consumer Discretionary 4972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000192221 [Member] | Utilities 4973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000192221 [Member] | Materials 4974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000192221 [Member] | Real Estate 4975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000192221 [Member] | Other Short Term Investments 4976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000192221 [Member] | Other Sectors 4977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000192221 [Member] | Total Net Assets 4978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000067991 [Member] | Information Technology 5005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C 000067991 [Member] | Industrials 5006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C 000067991 [Member] | Health Care 5007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000067991 [Member] | Consumer Discretionary 5008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C 000067991 [Member] | Financials 5009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000067991 [Member] | Communication Services 5010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000067991 [Member] | Consumer Staples 5011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000067991 [Member] | Other Short Term Investments 5012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000067991 [Member] | Materials 5013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000067991 [Member] | Energy 5014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000067991 [Member] | Other Sectors 5015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000067991 [Member] | Total Net Assets 5016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C 000067994 [Member] | Industrials 5043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C 000067994 [Member] | Financials 5044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C 000067994 [Member] | Consumer Discretionary 5045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000067994 [Member] | Health Care 5046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000067994 [Member] | Information Technology 5047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000067994 [Member] | Consumer Staples 5048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000067994 [Member] | Real Estate 5049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000067994 [Member] | Materials 5050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000067994 [Member] | Energy 5051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000067994 [Member] | Other Short Term Investments 5052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000067994 [Member] | Other Sectors 5053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000067994 [Member] | Total Net Assets 5054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C 000239074 [Member] | Information Technology 5077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C 000239074 [Member] | Communication Services 5078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000239074 [Member] | Health Care 5079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000239074 [Member] | Financials 5080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000239074 [Member] | Industrials 5081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000239074 [Member] | Consumer Staples 5082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000239074 [Member] | Consumer Discretionary 5083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000239074 [Member] | Utilities 5084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000239074 [Member] | Energy 5085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000239074 [Member] | Materials 5086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000239074 [Member] | Other Sectors 5087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000239074 [Member] | Total Net Assets 5088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000192047 [Member] | Information Technology 5111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C 000192047 [Member] | Financials 5112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000192047 [Member] | Consumer Discretionary 5113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000192047 [Member] | Health Care 5114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000192047 [Member] | Communication Services 5115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000192047 [Member] | Industrials 5116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000192047 [Member] | Consumer Staples 5117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000192047 [Member] | Energy 5118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000192047 [Member] | Utilities 5119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192047 [Member] | Real Estate 5120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000192047 [Member] | Other Sectors 5121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000192047 [Member] | Total Net Assets 5122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000234520 [Member] | Information Technology 5139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C 000234520 [Member] | Derivative Instruments 5140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C 000234520 [Member] | Financials 5141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C 000234520 [Member] | Industrials 5142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C 000234520 [Member] | Health Care 5143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C 000234520 [Member] | Consumer Discretionary 5144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000234520 [Member] | Consumer Staples 5145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000234520 [Member] | Utilities 5146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000234520 [Member] | Other Short Term Investments 5147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000234520 [Member] | Energy 5148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000234520 [Member] | Total Net Assets 5149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.80%
C 000234520 [Member] | Derivative Instruments 5151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C 000234520 [Member] | Total Net Assets 5152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C 000210326 [Member] | Consumer Staples 5169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000210326 [Member] | Health Care 5170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000210326 [Member] | Financials 5171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000210326 [Member] | Industrials 5172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000210326 [Member] | Information Technology 5173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C 000210326 [Member] | Communication Services 5174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000210326 [Member] | Consumer Discretionary 5175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000210326 [Member] | Energy 5176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000210326 [Member] | Other Short Term Investments 5177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000210326 [Member] | Derivative Instruments 5178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000210326 [Member] | Other Sectors 5179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000210326 [Member] | Total Net Assets 5180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C 000192071 [Member] | Information Technology 5197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C 000192071 [Member] | Consumer Discretionary 5198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C 000192071 [Member] | Financials 5199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C 000192071 [Member] | Communication Services 5200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000192071 [Member] | Health Care 5201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000192071 [Member] | Industrials 5202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000192071 [Member] | Other Short Term Investments 5203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192071 [Member] | Consumer Staples 5204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192071 [Member] | Materials 5205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192071 [Member] | Derivative Instruments 5206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000192071 [Member] | Total Net Assets 5207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000192071 [Member] | Derivative Instruments 5209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000192071 [Member] | Total Net Assets 5210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000090918 [Member] | Derivative Instruments 5229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000090918 [Member] | Information Technology 5230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C 000090918 [Member] | Financials 5231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000090918 [Member] | Consumer Discretionary 5232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000090918 [Member] | Other Short Term Investments 5233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000090918 [Member] | Industrials 5234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C 000090918 [Member] | Health Care 5235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000090918 [Member] | Communication Services 5236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000090918 [Member] | Government Securities 5237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000090918 [Member] | Consumer Staples 5238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000090918 [Member] | Other Sectors 5239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C 000090918 [Member] | Total Net Assets 5240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C 000090918 [Member] | Derivative Instruments 5242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(58.60%)
C 000090918 [Member] | Total Net Assets 5243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(58.60%)
C 000067999 [Member] | Materials 5268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C 000067999 [Member] | Energy 5269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C 000067999 [Member] | Other Short Term Investments 5270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000067999 [Member] | Consumer Staples 5271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000067999 [Member] | Securities Lending Collateral 5272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000067999 [Member] | Total Net Assets 5273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000067984 [Member] | Information Technology 5292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C 000067984 [Member] | Consumer Discretionary 5293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C 000067984 [Member] | Communication Services 5294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000067984 [Member] | Health Care 5295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000067984 [Member] | Financials 5296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000067984 [Member] | Industrials 5297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000067984 [Member] | Materials 5298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000067984 [Member] | Real Estate 5299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000067984 [Member] | Other Short Term Investments 5300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000067984 [Member] | Total Net Assets 5301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000067965 [Member] | Financials 5320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C 000067965 [Member] | Industrials 5321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000067965 [Member] | Information Technology 5322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000067965 [Member] | Health Care 5323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000067965 [Member] | Consumer Staples 5324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C 000067965 [Member] | Consumer Discretionary 5325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000067965 [Member] | Materials 5326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000067965 [Member] | Communication Services 5327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000067965 [Member] | Utilities 5328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000067965 [Member] | Energy 5329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000067965 [Member] | Other Sectors 5330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000067965 [Member] | Total Net Assets 5331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000192057 [Member] | Information Technology 5350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C 000192057 [Member] | Consumer Discretionary 5351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000192057 [Member] | Health Care 5352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000192057 [Member] | Communication Services 5353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000192057 [Member] | Financials 5354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000192057 [Member] | Industrials 5355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192057 [Member] | Consumer Staples 5356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000192057 [Member] | Real Estate 5357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192057 [Member] | Materials 5358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192057 [Member] | Other Short Term Investments 5359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000192057 [Member] | Total Net Assets 5360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000202640 [Member] | Real Estate 5385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C 000202640 [Member] | Consumer Discretionary 5386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000202640 [Member] | Other Short Term Investments 5387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000202640 [Member] | Health Care 5388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000202640 [Member] | Total Net Assets 5389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C 000210330 [Member] | Financials 5412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C 000210330 [Member] | Industrials 5413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000210330 [Member] | Consumer Discretionary 5414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000210330 [Member] | Materials 5415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000210330 [Member] | Energy 5416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000210330 [Member] | Health Care 5417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C 000210330 [Member] | Consumer Staples 5418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000210330 [Member] | Information Technology 5419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000210330 [Member] | Communication Services 5420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000210330 [Member] | Utilities 5421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000210330 [Member] | Other Sectors 5422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000210330 [Member] | Total Net Assets 5423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C 000067990 [Member] | Information Technology 5440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C 000067990 [Member] | Financials 5441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000067990 [Member] | Industrials 5442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000067990 [Member] | Consumer Discretionary 5443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000067990 [Member] | Health Care 5444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000067990 [Member] | Communication Services 5445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000067990 [Member] | Consumer Staples 5446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000067990 [Member] | Energy 5447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000067990 [Member] | Materials 5448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000067990 [Member] | Utilities 5449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000067990 [Member] | Other Sectors 5450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000067990 [Member] | Total Net Assets 5451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218179 [Member] | Industrials 5470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C 000218179 [Member] | Financials 5471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000218179 [Member] | Consumer Discretionary 5472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000218179 [Member] | Information Technology 5473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C 000218179 [Member] | Health Care 5474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000218179 [Member] | Materials 5475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000218179 [Member] | Energy 5476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218179 [Member] | Consumer Staples 5477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000218179 [Member] | Communication Services 5478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000218179 [Member] | Utilities 5479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000218179 [Member] | Other Sectors 5480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000218179 [Member] | Total Net Assets 5481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000067976 [Member] | Derivative Instruments 5498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C 000067976 [Member] | Non U S Government Agency A B S 5499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C 000067976 [Member] | U S Government Agency M B S 5500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C 000067976 [Member] | Government Securities 5501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000067976 [Member] | Financials 5502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000067976 [Member] | Industrials 5503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000067976 [Member] | Utilities 5504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000067976 [Member] | Other Short Term Investments 5505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000067976 [Member] | Energy 5506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000067976 [Member] | Information Technology 5507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000067976 [Member] | Other Sectors 5508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C 000067976 [Member] | Total Net Assets 5509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	155.80%
C 000067976 [Member] | Derivative Instruments 5511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C 000067976 [Member] | Total Net Assets 5512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C 000192219 [Member] | Financials 5531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C 000192219 [Member] | Energy 5532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C 000192219 [Member] | Utilities 5533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000192219 [Member] | Materials 5534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000192219 [Member] | Consumer Staples 5535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000192219 [Member] | Industrials 5536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000192219 [Member] | Government Securities 5537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000192219 [Member] | Communication Services 5538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000192219 [Member] | Real Estate 5539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192219 [Member] | Other Short Term Investments 5540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192219 [Member] | Other Sectors 5541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000192219 [Member] | Total Net Assets 5542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C 000159264 [Member] | Derivative Instruments 5559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C 000159264 [Member] | Non U S Government Agency A B S 5560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C 000159264 [Member] | Government Securities 5561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C 000159264 [Member] | Financials 5562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000159264 [Member] | Other Short Term Investments 5563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000159264 [Member] | U S Government Agency M B S 5564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000159264 [Member] | Industrials 5565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000159264 [Member] | Utilities 5566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000159264 [Member] | Consumer Discretionary 5567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000159264 [Member] | Energy 5568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000159264 [Member] | Other Sectors 5569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000159264 [Member] | Total Net Assets 5570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	196.10%
C 000218181 [Member] | Derivative Instruments 5593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C 000218181 [Member] | U S Government Agency M B S 5594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C 000218181 [Member] | Non U S Government Agency A B S 5595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C 000218181 [Member] | Government Securities 5596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000218181 [Member] | Other Short Term Investments 5597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218181 [Member] | Total Net Assets 5598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	158.10%
C 000218181 [Member] | Derivative Instruments 5600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000218181 [Member] | Total Net Assets 5601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000067985 [Member] | Government Securities 5614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C 000067985 [Member] | Repurchase Agreements 5615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C 000067985 [Member] | Discount Notes 5616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000067985 [Member] | Total Net Assets 5617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C 000067979 [Member] | Government Securities 5640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C 000067979 [Member] | U S Government Agency M B S 5641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C 000067979 [Member] | Non U S Government Agency A B S 5642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000067979 [Member] | Financials 5643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C 000067979 [Member] | Derivative Instruments 5644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000067979 [Member] | Energy 5645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000067979 [Member] | Industrials 5646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000067979 [Member] | Communication Services 5647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000067979 [Member] | Consumer Discretionary 5648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000067979 [Member] | Real Estate 5649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000067979 [Member] | Other Sectors 5650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000067979 [Member] | Total Net Assets 5651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.30%
C 000067979 [Member] | Derivative Instruments 5653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C 000067979 [Member] | U S Government Agency M B S 5654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C 000067979 [Member] | Total Net Assets 5655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C 000106864 [Member] | Utilities 5680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C 000106864 [Member] | Industrials 5681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C 000106864 [Member] | Energy 5682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000106864 [Member] | Real Estate 5683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000106864 [Member] | Other Short Term Investments 5684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000106864 [Member] | Communication Services 5685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000106864 [Member] | Total Net Assets 5686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C 000067995 [Member] | Equity Linked Structured Notes 5711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C 000067995 [Member] | Health Care 5712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000067995 [Member] | Industrials 5713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C 000067995 [Member] | Financials 5714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C 000067995 [Member] | Energy 5715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000067995 [Member] | Utilities 5716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000067995 [Member] | Consumer Staples 5717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000067995 [Member] | Government Securities 5718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000067995 [Member] | Materials 5719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000067995 [Member] | Consumer Discretionary 5720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000067995 [Member] | Other Sectors 5721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000067995 [Member] | Total Net Assets 5722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000192208 [Member] | Information Technology 5749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C 000192208 [Member] | Financials 5750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C 000192208 [Member] | Health Care 5751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000192208 [Member] | Consumer Discretionary 5752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C 000192208 [Member] | Communication Services 5753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000192208 [Member] | Consumer Staples 5754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000192208 [Member] | Industrials 5755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000192208 [Member] | Utilities 5756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000192208 [Member] | Real Estate 5757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000192208 [Member] | Energy 5758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192208 [Member] | Other Sectors 5759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000192208 [Member] | Total Net Assets 5760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000192059 [Member] | Financials 5777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C 000192059 [Member] | Information Technology 5778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000192059 [Member] | Energy 5779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000192059 [Member] | Consumer Staples 5780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000192059 [Member] | Industrials 5781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000192059 [Member] | Utilities 5782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000192059 [Member] | Communication Services 5783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000192059 [Member] | Other Short Term Investments 5784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000192059 [Member] | Materials 5785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000192059 [Member] | Health Care 5786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192059 [Member] | Other Sectors 5787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000192059 [Member] | Total Net Assets 5788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000192059 [Member] | Derivative Instruments 5790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000192059 [Member] | Total Net Assets 5791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000153489 [Member] | Financials 5814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C 000153489 [Member] | Health Care 5815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C 000153489 [Member] | Consumer Discretionary 5816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C 000153489 [Member] | Industrials 5817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C 000153489 [Member] | Communication Services 5818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000153489 [Member] | Consumer Staples 5819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000153489 [Member] | Energy 5820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000153489 [Member] | Other Short Term Investments 5821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000153489 [Member] | Information Technology 5822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000153489 [Member] | Materials 5823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000153489 [Member] | Other Sectors 5824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000153489 [Member] | Total Net Assets 5825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C 000192061 [Member] | Financials 5850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000192061 [Member] | Health Care 5851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000192061 [Member] | Industrials 5852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C 000192061 [Member] | Information Technology 5853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000192061 [Member] | Consumer Staples 5854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000192061 [Member] | Energy 5855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000192061 [Member] | Communication Services 5856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000192061 [Member] | Consumer Discretionary 5857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000192061 [Member] | Utilities 5858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192061 [Member] | Materials 5859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000192061 [Member] | Other Sectors 5860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000192061 [Member] | Total Net Assets 5861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C 000067975 [Member] | Information Technology 5878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C 000067975 [Member] | Communication Services 5879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C 000067975 [Member] | Health Care 5880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000067975 [Member] | Financials 5881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000067975 [Member] | Consumer Discretionary 5882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000067975 [Member] | Industrials 5883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000067975 [Member] | Real Estate 5884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000067975 [Member] | Securities Lending Collateral 5885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000067975 [Member] | Materials 5886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000067975 [Member] | Other Short Term Investments 5887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000067975 [Member] | Total Net Assets 5888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000067981 [Member] | Information Technology 5907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C 000067981 [Member] | Health Care 5908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C 000067981 [Member] | Industrials 5909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000067981 [Member] | Consumer Discretionary 5910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000067981 [Member] | Financials 5911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000067981 [Member] | Materials 5912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000067981 [Member] | Consumer Staples 5913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000067981 [Member] | Other Short Term Investments 5914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000067981 [Member] | Energy 5915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000067981 [Member] | Utilities 5916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000067981 [Member] | Other Sectors 5917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000067981 [Member] | Total Net Assets 5918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000138277 [Member] | Derivative Instruments 5943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C 000138277 [Member] | Financials 5944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000138277 [Member] | Information Technology 5945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000138277 [Member] | Consumer Discretionary 5946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000138277 [Member] | Government Securities 5947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000138277 [Member] | Industrials 5948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000138277 [Member] | Communication Services 5949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C 000138277 [Member] | Health Care 5950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000138277 [Member] | Energy 5951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000138277 [Member] | Consumer Staples 5952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000138277 [Member] | Other Sectors 5953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C 000138277 [Member] | Total Net Assets 5954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.20%
C 000138277 [Member] | Derivative Instruments 5956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C 000138277 [Member] | Total Net Assets 5957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C 000202642 [Member] | Information Technology 5976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C 000202642 [Member] | Financials 5977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000202642 [Member] | Consumer Discretionary 5978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000202642 [Member] | Health Care 5979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000202642 [Member] | Industrials 5980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000202642 [Member] | Communication Services 5981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000202642 [Member] | Consumer Staples 5982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000202642 [Member] | Energy 5983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000202642 [Member] | Derivative Instruments 5984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000202642 [Member] | Utilities 5985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000202642 [Member] | Other Sectors 5986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000202642 [Member] | Total Net Assets 5987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C 000202642 [Member] | Derivative Instruments 5989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000202642 [Member] | Total Net Assets 5990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000067993 [Member] | Information Technology 6009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C 000067993 [Member] | Industrials 6010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C 000067993 [Member] | Consumer Discretionary 6011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000067993 [Member] | Financials 6012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000067993 [Member] | Health Care 6013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000067993 [Member] | Communication Services 6014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000067993 [Member] | Energy 6015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000067993 [Member] | Consumer Staples 6016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000067993 [Member] | Other Short Term Investments 6017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000067993 [Member] | Utilities 6018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000067993 [Member] | Other Sectors 6019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000067993 [Member] | Total Net Assets 6020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000252144 [Member] | Information Technology 6039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C 000252144 [Member] | Consumer Discretionary 6040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C 000252144 [Member] | Communication Services 6041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000252144 [Member] | Health Care 6042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000252144 [Member] | Consumer Staples 6043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000252144 [Member] | Industrials 6044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000252144 [Member] | Derivative Instruments 6045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000252144 [Member] | Other Short Term Investments 6046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000252144 [Member] | Utilities 6047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000252144 [Member] | Materials 6048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000252144 [Member] | Other Sectors 6049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000252144 [Member] | Total Net Assets 6050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C 000252144 [Member] | Derivative Instruments 6052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C 000252144 [Member] | Total Net Assets 6053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C 000067980 [Member] | U S Government Agency M B S 6072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C 000067980 [Member] | Government Securities 6073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C 000067980 [Member] | Non U S Government Agency A B S 6074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000067980 [Member] | Financials 6075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000067980 [Member] | Other Short Term Investments 6076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000067980 [Member] | Communication Services 6077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000067980 [Member] | Consumer Staples 6078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000067980 [Member] | Health Care 6079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000067980 [Member] | Utilities 6080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000067980 [Member] | Industrials 6081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000067980 [Member] | Other Sectors 6082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000067980 [Member] | Total Net Assets 6083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C 000068003 [Member] | Financials 6102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000068003 [Member] | Industrials 6103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C 000068003 [Member] | Health Care 6104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000068003 [Member] | Consumer Discretionary 6105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C 000068003 [Member] | Information Technology 6106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000068003 [Member] | Energy 6107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000068003 [Member] | Consumer Staples 6108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000068003 [Member] | Materials 6109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000068003 [Member] | Utilities 6110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000068003 [Member] | Communication Services 6111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000068003 [Member] | Other Sectors 6112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000068003 [Member] | Total Net Assets 6113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218183 [Member] | Information Technology 6132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C 000218183 [Member] | Industrials 6133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C 000218183 [Member] | Financials 6134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C 000218183 [Member] | Consumer Discretionary 6135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C 000218183 [Member] | Health Care 6136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000218183 [Member] | Consumer Staples 6137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000218183 [Member] | Communication Services 6138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000218183 [Member] | Other Short Term Investments 6139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000218183 [Member] | Total Net Assets 6140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C 000202643 [Member] | Consumer Discretionary 6163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C 000202643 [Member] | Communication Services 6164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C 000202643 [Member] | Information Technology 6165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C 000202643 [Member] | Health Care 6166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000202643 [Member] | Financials 6167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C 000202643 [Member] | Industrials 6168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000202643 [Member] | Consumer Staples 6169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000202643 [Member] | Other Short Term Investments 6170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000202643 [Member] | Derivative Instruments 6171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000202643 [Member] | Total Net Assets 6172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000202643 [Member] | Derivative Instruments 6174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000202643 [Member] | Total Net Assets 6175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000218176 [Member] | Non U S Government Agency A B S 6200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C 000218176 [Member] | Derivative Instruments 6201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C 000218176 [Member] | Financials 6202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C 000218176 [Member] | Energy 6203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000218176 [Member] | Consumer Discretionary 6204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000218176 [Member] | Industrials 6205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218176 [Member] | Utilities 6206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218176 [Member] | U S Government Agency M B S 6207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000218176 [Member] | Health Care 6208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000218176 [Member] | Real Estate 6209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000218176 [Member] | Other Sectors 6210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000218176 [Member] | Total Net Assets 6211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	127.50%
C 000218176 [Member] | Derivative Instruments 6213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000218176 [Member] | Total Net Assets 6214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000218200 [Member] | Communication Services 6233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C 000218200 [Member] | Consumer Discretionary 6234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000218200 [Member] | Derivative Instruments 6235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218200 [Member] | Other Short Term Investments 6236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218200 [Member] | Real Estate 6237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218200 [Member] | Securities Lending Collateral 6238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218200 [Member] | Total Net Assets 6239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C 000218203 [Member] | Consumer Discretionary 6258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C 000218203 [Member] | Materials 6259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000218203 [Member] | Industrials 6260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218203 [Member] | Consumer Staples 6261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218203 [Member] | Derivative Instruments 6262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218203 [Member] | Other Short Term Investments 6263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000218203 [Member] | Securities Lending Collateral 6264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000218203 [Member] | Total Net Assets 6265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000218192 [Member] | Financials 6284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C 000218192 [Member] | Information Technology 6285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C 000218192 [Member] | Health Care 6286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000218192 [Member] | Consumer Discretionary 6287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000218192 [Member] | Industrials 6288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000218192 [Member] | Materials 6289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000218192 [Member] | Consumer Staples 6290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000218192 [Member] | Communication Services 6291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000218192 [Member] | Energy 6292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000218192 [Member] | Derivative Instruments 6293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218192 [Member] | Other Sectors 6294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218192 [Member] | Total Net Assets 6295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000218205 [Member] | Energy 6314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C 000218205 [Member] | Derivative Instruments 6315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000218205 [Member] | Other Short Term Investments 6316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000218205 [Member] | Utilities 6317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218205 [Member] | Securities Lending Collateral 6318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218205 [Member] | Total Net Assets 6319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000218206 [Member] | Financials 6338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C 000218206 [Member] | Derivative Instruments 6339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218206 [Member] | Other Short Term Investments 6340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218206 [Member] | Industrials 6341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218206 [Member] | Information Technology 6342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218206 [Member] | Securities Lending Collateral 6343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218206 [Member] | Health Care 6344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218206 [Member] | Total Net Assets 6345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C 000218208 [Member] | Health Care 6364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C 000218208 [Member] | Derivative Instruments 6365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000218208 [Member] | Other Short Term Investments 6366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000218208 [Member] | Materials 6367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000218208 [Member] | Consumer Staples 6368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218208 [Member] | Securities Lending Collateral 6369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218208 [Member] | Financials 6370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218208 [Member] | Total Net Assets 6371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000192053 [Member] | Industrials 6390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C 000192053 [Member] | Other Short Term Investments 6391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192053 [Member] | Derivative Instruments 6392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000192053 [Member] | Consumer Discretionary 6393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000192053 [Member] | Financials 6394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192053 [Member] | Materials 6395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000192053 [Member] | Information Technology 6396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000192053 [Member] | Securities Lending Collateral 6397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000192053 [Member] | Utilities 6398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000192053 [Member] | Total Net Assets 6399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C 000218211 [Member] | Information Technology 6418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C 000218211 [Member] | Industrials 6419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000218211 [Member] | Financials 6420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000218211 [Member] | Communication Services 6421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218211 [Member] | Derivative Instruments 6422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218211 [Member] | Other Short Term Investments 6423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218211 [Member] | Consumer Discretionary 6424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218211 [Member] | Securities Lending Collateral 6425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218211 [Member] | Total Net Assets 6426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000192051 [Member] | Materials 6445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C 000192051 [Member] | Industrials 6446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000192051 [Member] | Other Short Term Investments 6447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000192051 [Member] | Derivative Instruments 6448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192051 [Member] | Consumer Staples 6449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000192051 [Member] | Securities Lending Collateral 6450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000192051 [Member] | Total Net Assets 6451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C 000218196 [Member] | Information Technology 6470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C 000218196 [Member] | Communication Services 6471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000218196 [Member] | Consumer Discretionary 6472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000218196 [Member] | Consumer Staples 6473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000218196 [Member] | Health Care 6474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000218196 [Member] | Industrials 6475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000218196 [Member] | Materials 6476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000218196 [Member] | Utilities 6477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000218196 [Member] | Derivative Instruments 6478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000218196 [Member] | Other Short Term Investments 6479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000218196 [Member] | Other Sectors 6480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000218196 [Member] | Total Net Assets 6481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000192055 [Member] | Real Estate 6500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C 000192055 [Member] | Financials 6501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000192055 [Member] | Derivative Instruments 6502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000192055 [Member] | Securities Lending Collateral 6503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192055 [Member] | Other Short Term Investments 6504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000192055 [Member] | Total Net Assets 6505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C 000067968 [Member] | Information Technology 6522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C 000067968 [Member] | Financials 6523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000067968 [Member] | Consumer Discretionary 6524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000067968 [Member] | Health Care 6525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000067968 [Member] | Communication Services 6526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000067968 [Member] | Industrials 6527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000067968 [Member] | Consumer Staples 6528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000067968 [Member] | Securities Lending Collateral 6529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000067968 [Member] | Energy 6530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000067968 [Member] | Utilities 6531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000067968 [Member] | Other Sectors 6532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000067968 [Member] | Total Net Assets 6533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C 000192074 [Member] | Information Technology 6552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C 000192074 [Member] | Financials 6553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000192074 [Member] | Consumer Discretionary 6554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C 000192074 [Member] | Health Care 6555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000192074 [Member] | Industrials 6556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000192074 [Member] | Communication Services 6557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000192074 [Member] | Consumer Staples 6558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000192074 [Member] | Energy 6559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192074 [Member] | Real Estate 6560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000192074 [Member] | Utilities 6561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192074 [Member] | Other Sectors 6562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000192074 [Member] | Total Net Assets 6563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000124096 [Member] | Utilities 6582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C 000124096 [Member] | Industrials 6583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000124096 [Member] | Derivative Instruments 6584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000124096 [Member] | Other Short Term Investments 6585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000124096 [Member] | Total Net Assets 6586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C 000218194 [Member] | Information Technology 6603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C 000218194 [Member] | Financials 6604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000218194 [Member] | Consumer Discretionary 6605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000218194 [Member] | Industrials 6606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000218194 [Member] | Health Care 6607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000218194 [Member] | Communication Services 6608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000218194 [Member] | Consumer Staples 6609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000218194 [Member] | Energy 6610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000218194 [Member] | Materials 6611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000218194 [Member] | Utilities 6612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000218194 [Member] | Other Sectors 6613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000218194 [Member] | Total Net Assets 6614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000218194 [Member] | Derivative Instruments 6616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000218194 [Member] | Total Net Assets 6617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000067963 [Member] | Financials 6636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000067963 [Member] | Industrials 6637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C 000067963 [Member] | Consumer Discretionary 6638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C 000067963 [Member] | Utilities 6639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000067963 [Member] | Materials 6640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000067963 [Member] | Health Care 6641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000067963 [Member] | Real Estate 6642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000067963 [Member] | Consumer Staples 6643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000067963 [Member] | Information Technology 6644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000067963 [Member] | Energy 6645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000067963 [Member] | Other Sectors 6646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000067963 [Member] | Total Net Assets 6647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000225796 [Member] | Financials 6666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C 000225796 [Member] | Industrials 6667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000225796 [Member] | Investment Companies 6668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000225796 [Member] | Health Care 6669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000225796 [Member] | Communication Services 6670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000225796 [Member] | Securities Lending Collateral 6671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000225796 [Member] | Derivative Instruments 6672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000225796 [Member] | Consumer Discretionary 6673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000225796 [Member] | Consumer Staples 6674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000225796 [Member] | Information Technology 6675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000225796 [Member] | Total Net Assets 6676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000248332 [Member] | Consumer Discretionary 6697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C 000248332 [Member] | Health Care 6698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C 000248332 [Member] | Industrials 6699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000248332 [Member] | Financials 6700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000248332 [Member] | Information Technology 6701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000248332 [Member] | Materials 6702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000248332 [Member] | Communication Services 6703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C 000248332 [Member] | Utilities 6704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000248332 [Member] | Consumer Staples 6705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000248332 [Member] | Energy 6706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000248332 [Member] | Other Sectors 6707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000248332 [Member] | Total Net Assets 6708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000192222 [Member] | Information Technology 6729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C 000192222 [Member] | Financials 6730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C 000192222 [Member] | Health Care 6731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000192222 [Member] | Consumer Discretionary 6732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000192222 [Member] | Industrials 6733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000192222 [Member] | Communication Services 6734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000192222 [Member] | Consumer Staples 6735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000192222 [Member] | Real Estate 6736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000192222 [Member] | Materials 6737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000192222 [Member] | Energy 6738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000192222 [Member] | Other Sectors 6739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192222 [Member] | Total Net Assets 6740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000202646 [Member] | Health Care 6759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C 000202646 [Member] | Industrials 6760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C 000202646 [Member] | Information Technology 6761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C 000202646 [Member] | Consumer Staples 6762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000202646 [Member] | Financials 6763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000202646 [Member] | Materials 6764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000202646 [Member] | Communication Services 6765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000202646 [Member] | Consumer Discretionary 6766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000202646 [Member] | Derivative Instruments 6767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000202646 [Member] | Other Short Term Investments 6768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000202646 [Member] | Total Net Assets 6769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000218184 [Member] | Derivative Instruments 6788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
C 000218184 [Member] | Financials 6789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C 000218184 [Member] | Non U S Government Agency A B S 6790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C 000218184 [Member] | Other Short Term Investments 6791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000218184 [Member] | Health Care 6792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000218184 [Member] | Energy 6793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000218184 [Member] | Communication Services 6794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000218184 [Member] | Utilities 6795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000218184 [Member] | Information Technology 6796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000218184 [Member] | Real Estate 6797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000218184 [Member] | Other Sectors 6798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000218184 [Member] | Total Net Assets 6799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.70%
C 000234522 [Member] | Derivative Instruments 6818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C 000234522 [Member] | Financials 6819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C 000234522 [Member] | Other Short Term Investments 6820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000234522 [Member] | Health Care 6821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000234522 [Member] | Utilities 6822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000234522 [Member] | Communication Services 6823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000234522 [Member] | Energy 6824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000234522 [Member] | Investment Companies 6825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000234522 [Member] | Consumer Discretionary 6826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000234522 [Member] | Real Estate 6827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000234522 [Member] | Other Sectors 6828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000234522 [Member] | Total Net Assets 6829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	196.90%
C 000111250 [Member] | U S Government Agency M B S 6852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C 000111250 [Member] | Derivative Instruments 6853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C 000111250 [Member] | Non U S Government Agency A B S 6854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000111250 [Member] | Financials 6855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000111250 [Member] | Government Securities 6856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000111250 [Member] | Consumer Discretionary 6857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000111250 [Member] | Communication Services 6858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000111250 [Member] | Utilities 6859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000111250 [Member] | Energy 6860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000111250 [Member] | Consumer Staples 6861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000111250 [Member] | Other Sectors 6862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000111250 [Member] | Total Net Assets 6863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.40%
C 000111250 [Member] | Derivative Instruments 6865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C 000111250 [Member] | Total Net Assets 6866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C 000218221 [Member] | Financials 6891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C 000218221 [Member] | Health Care 6892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000218221 [Member] | Industrials 6893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000218221 [Member] | Information Technology 6894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000218221 [Member] | Energy 6895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000218221 [Member] | Materials 6896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000218221 [Member] | Communication Services 6897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000218221 [Member] | Consumer Discretionary 6898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000218221 [Member] | Consumer Staples 6899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000218221 [Member] | Other Short Term Investments 6900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000218221 [Member] | Other Sectors 6901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000218221 [Member] | Total Net Assets 6902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000192063 [Member] | Derivative Instruments 6925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	143.50%
C 000192063 [Member] | U S Government Agency M B S 6926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C 000192063 [Member] | Non U S Government Agency A B S 6927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C 000192063 [Member] | Government Securities 6928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000192063 [Member] | Financials 6929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000192063 [Member] | Other Short Term Investments 6930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000192063 [Member] | Utilities 6931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000192063 [Member] | Health Care 6932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192063 [Member] | Communication Services 6933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192063 [Member] | Energy 6934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192063 [Member] | Other Sectors 6935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000192063 [Member] | Total Net Assets 6936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	300.10%
C 000192063 [Member] | Derivative Instruments 6938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(118.30%)
C 000192063 [Member] | Total Net Assets 6939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(118.30%)
C 000218186 [Member] | Derivative Instruments 6964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C 000218186 [Member] | Financials 6965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C 000218186 [Member] | U S Government Agency M B S 6966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000218186 [Member] | Government Securities 6967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000218186 [Member] | Energy 6968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000218186 [Member] | Utilities 6969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000218186 [Member] | Non U S Government Agency A B S 6970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000218186 [Member] | Real Estate 6971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000218186 [Member] | Health Care 6972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000218186 [Member] | Industrials 6973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000218186 [Member] | Other Sectors 6974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000218186 [Member] | Total Net Assets 6975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	171.60%
C 000218186 [Member] | Derivative Instruments 6977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C 000218186 [Member] | Total Net Assets 6978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C 000067998 [Member] | Derivative Instruments 6997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.20%
C 000067998 [Member] | Government Securities 6998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000067998 [Member] | U S Government Agency M B S 6999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000067998 [Member] | Non U S Government Agency A B S 7000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000067998 [Member] | Other Short Term Investments 7001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000067998 [Member] | Financials 7002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000067998 [Member] | Consumer Discretionary 7003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000067998 [Member] | Information Technology 7004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000067998 [Member] | Health Care 7005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000067998 [Member] | Total Net Assets 7006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	239.30%
C 000067998 [Member] | Derivative Instruments 7008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(123.70%)
C 000067998 [Member] | Total Net Assets 7009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(123.70%)
C 000067978 [Member] | Financials 7030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000067978 [Member] | Energy 7031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000067978 [Member] | Consumer Discretionary 7032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C 000067978 [Member] | Communication Services 7033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000067978 [Member] | Industrials 7034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000067978 [Member] | Information Technology 7035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000067978 [Member] | Consumer Staples 7036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000067978 [Member] | Health Care 7037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000067978 [Member] | Materials 7038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000067978 [Member] | Securities Lending Collateral 7039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000067978 [Member] | Other Sectors 7040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000067978 [Member] | Total Net Assets 7041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C 000248334 [Member] | Financials 7060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C 000248334 [Member] | Health Care 7061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000248334 [Member] | Government Securities 7062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000248334 [Member] | Industrials 7063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000248334 [Member] | Utilities 7064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000248334 [Member] | Communication Services 7065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000248334 [Member] | Consumer Staples 7066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000248334 [Member] | Information Technology 7067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000248334 [Member] | Derivative Instruments 7068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000248334 [Member] | Energy 7069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000248334 [Member] | Other Sectors 7070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000248334 [Member] | Total Net Assets 7071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C 000248334 [Member] | Derivative Instruments 7073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000248334 [Member] | Total Net Assets 7074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000192220 [Member] | U S Government Agency M B S 7092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000192220 [Member] | Derivative Instruments 7093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C 000192220 [Member] | Financials 7094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C 000192220 [Member] | Government Securities 7095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000192220 [Member] | Non U S Government Agency A B S 7096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000192220 [Member] | Utilities 7097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000192220 [Member] | Energy 7098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000192220 [Member] | Consumer Discretionary 7099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000192220 [Member] | Health Care 7100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000192220 [Member] | Industrials 7101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000192220 [Member] | Other Sectors 7102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000192220 [Member] | Total Net Assets 7103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	124.50%
C 000192220 [Member] | Derivative Instruments 7105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C 000192220 [Member] | Total Net Assets 7106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C 000210335 [Member] | Industrials 7133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C 000210335 [Member] | Financials 7134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C 000210335 [Member] | Consumer Discretionary 7135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000210335 [Member] | Information Technology 7136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000210335 [Member] | Real Estate 7137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000210335 [Member] | Health Care 7138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000210335 [Member] | Materials 7139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000210335 [Member] | Energy 7140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000210335 [Member] | Consumer Staples 7141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000210335 [Member] | Communication Services 7142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000210335 [Member] | Other Sectors 7143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000210335 [Member] | Total Net Assets 7144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000210332 [Member] | Financials 7163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000210332 [Member] | Information Technology 7164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C 000210332 [Member] | Health Care 7165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000210332 [Member] | Consumer Staples 7166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000210332 [Member] | Industrials 7167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000210332 [Member] | Consumer Discretionary 7168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000210332 [Member] | Communication Services 7169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000210332 [Member] | Energy 7170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000210332 [Member] | Materials 7171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000210332 [Member] | Real Estate 7172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000210332 [Member] | Other Sectors 7173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000210332 [Member] | Total Net Assets 7174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000192215 [Member] | Information Technology 7195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C 000192215 [Member] | Financials 7196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000192215 [Member] | Government Securities 7197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000192215 [Member] | Consumer Discretionary 7198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192215 [Member] | Health Care 7199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192215 [Member] | U S Government Agency M B S 7200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000192215 [Member] | Industrials 7201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000192215 [Member] | Communication Services 7202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000192215 [Member] | Energy 7203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000192215 [Member] | Consumer Staples 7204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000192215 [Member] | Other Sectors 7205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000192215 [Member] | Total Net Assets 7206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C 000192215 [Member] | Derivative Instruments 7208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000192215 [Member] | Total Net Assets 7209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000218188 [Member] | Information Technology 7236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C 000218188 [Member] | Health Care 7237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C 000218188 [Member] | Government Securities 7238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000218188 [Member] | Financials 7239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000218188 [Member] | Consumer Discretionary 7240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000218188 [Member] | Industrials 7241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000218188 [Member] | Other Short Term Investments 7242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000218188 [Member] | Communication Services 7243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000218188 [Member] | Utilities 7244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000218188 [Member] | Energy 7245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000218188 [Member] | Other Sectors 7246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000218188 [Member] | Total Net Assets 7247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000218188 [Member] | Derivative Instruments 7249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000218188 [Member] | Total Net Assets 7250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000252142 [Member] | Information Technology 7273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C 000252142 [Member] | Health Care 7274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C 000252142 [Member] | Industrials 7275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000252142 [Member] | Consumer Discretionary 7276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000252142 [Member] | Financials 7277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000252142 [Member] | Utilities 7278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000252142 [Member] | Communication Services 7279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000252142 [Member] | Energy 7280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000252142 [Member] | Securities Lending Collateral 7281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000252142 [Member] | Materials 7282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000252142 [Member] | Other Sectors 7283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000252142 [Member] | Total Net Assets 7284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C 000067987 [Member] | Information Technology 7303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C 000067987 [Member] | Consumer Discretionary 7304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000067987 [Member] | Communication Services 7305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C 000067987 [Member] | Health Care 7306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000067987 [Member] | Financials 7307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000067987 [Member] | Industrials 7308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000067987 [Member] | Materials 7309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000067987 [Member] | Other Short Term Investments 7310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000067987 [Member] | Total Net Assets 7311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000067988 [Member] | Health Care 7338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C 000067988 [Member] | Information Technology 7339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C 000067988 [Member] | Industrials 7340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C 000067988 [Member] | Consumer Discretionary 7341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C 000067988 [Member] | Financials 7342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000067988 [Member] | Communication Services 7343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000067988 [Member] | Energy 7344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000067988 [Member] | Materials 7345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000067988 [Member] | Consumer Staples 7346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000067988 [Member] | Other Short Term Investments 7347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000067988 [Member] | Other Sectors 7348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000067988 [Member] | Total Net Assets 7349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000067996 [Member] | Derivative Instruments 7368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C 000067996 [Member] | Non U S Government Agency A B S 7369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C 000067996 [Member] | Government Securities 7370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000067996 [Member] | Financials 7371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C 000067996 [Member] | U S Government Agency M B S 7372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000067996 [Member] | Consumer Discretionary 7373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000067996 [Member] | Health Care 7374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000067996 [Member] | Energy 7375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000067996 [Member] | Utilities 7376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000067996 [Member] | Other Short Term Investments 7377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000067996 [Member] | Other Sectors 7378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C 000067996 [Member] | Total Net Assets 7379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.70%
C 000067996 [Member] | Derivative Instruments 7381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C 000067996 [Member] | Total Net Assets 7382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C 000192218 [Member] | Energy 7409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C 000192218 [Member] | Financials 7410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000192218 [Member] | Consumer Discretionary 7411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C 000192218 [Member] | Communication Services 7412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C 000192218 [Member] | Information Technology 7413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000192218 [Member] | Industrials 7414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000192218 [Member] | Health Care 7415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000192218 [Member] | Consumer Staples 7416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000192218 [Member] | Securities Lending Collateral 7417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000192218 [Member] | Other Short Term Investments 7418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000192218 [Member] | Other Sectors 7419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000192218 [Member] | Total Net Assets 7420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C 000067989 [Member] | Financials 7445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C 000067989 [Member] | Industrials 7446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000067989 [Member] | Health Care 7447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000067989 [Member] | Consumer Staples 7448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000067989 [Member] | Energy 7449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000067989 [Member] | Information Technology 7450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000067989 [Member] | Materials 7451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000067989 [Member] | Consumer Discretionary 7452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000067989 [Member] | Utilities 7453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000067989 [Member] | Communication Services 7454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000067989 [Member] | Other Sectors 7455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000067989 [Member] | Total Net Assets 7456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000234524 [Member] | Industrials 7475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C 000234524 [Member] | Consumer Discretionary 7476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C 000234524 [Member] | Communication Services 7477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000234524 [Member] | Information Technology 7478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C 000234524 [Member] | Financials 7479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000234524 [Member] | Consumer Staples 7480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000234524 [Member] | Health Care 7481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000234524 [Member] | Other Short Term Investments 7482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000234524 [Member] | Materials 7483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000234524 [Member] | Total Net Assets 7484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000234524 [Member] | Derivative Instruments 7486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000234524 [Member] | Total Net Assets 7487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000218190 [Member] | Industrials 7510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C 000218190 [Member] | Information Technology 7511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C 000218190 [Member] | Financials 7512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C 000218190 [Member] | Consumer Discretionary 7513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000218190 [Member] | Health Care 7514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000218190 [Member] | Communication Services 7515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000218190 [Member] | Materials 7516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000218190 [Member] | Other Short Term Investments 7517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000218190 [Member] | Energy 7518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000218190 [Member] | Total Net Assets 7519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000153493 [Member] | Derivative Instruments 7544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C 000153493 [Member] | Communication Services 7545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000153493 [Member] | Materials 7546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000153493 [Member] | Other Short Term Investments 7547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000153493 [Member] | Financials 7548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000153493 [Member] | Energy 7549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000153493 [Member] | Consumer Discretionary 7550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000153493 [Member] | Information Technology 7551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000153493 [Member] | Industrials 7552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000153493 [Member] | Investment Companies 7553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000153493 [Member] | Other Sectors 7554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C 000153493 [Member] | Total Net Assets 7555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	147.70%
C 000153493 [Member] | Derivative Instruments 7557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.20%)
C 000153493 [Member] | Communication Services 7558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000153493 [Member] | Financials 7559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C 000153493 [Member] | Energy 7560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C 000153493 [Member] | Total Net Assets 7561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
C 000106862 [Member] | Derivative Instruments 7580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C 000106862 [Member] | Government Securities 7581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C 000106862 [Member] | Financials 7582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C 000106862 [Member] | Energy 7583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000106862 [Member] | Non U S Government Agency A B S 7584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000106862 [Member] | Communication Services 7585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000106862 [Member] | Consumer Discretionary 7586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000106862 [Member] | Industrials 7587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C 000106862 [Member] | Consumer Staples 7588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000106862 [Member] | Materials 7589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000106862 [Member] | Other Sectors 7590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000106862 [Member] | Total Net Assets 7591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	146.20%
C 000106862 [Member] | Derivative Instruments 7593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C 000106862 [Member] | Total Net Assets 7594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C 000067964 [Member] | Information Technology 7617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C 000067964 [Member] | Industrials 7618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C 000067964 [Member] | Consumer Discretionary 7619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C 000067964 [Member] | Financials 7620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C 000067964 [Member] | Health Care 7621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000067964 [Member] | Materials 7622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000067964 [Member] | Communication Services 7623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000067964 [Member] | Energy 7624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000067964 [Member] | Consumer Staples 7625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000067964 [Member] | Other Short Term Investments 7626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000067964 [Member] | Other Sectors 7627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000067964 [Member] | Total Net Assets 7628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000067982 [Member] | Information Technology 7647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C 000067982 [Member] | Government Securities 7648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000067982 [Member] | Financials 7649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000067982 [Member] | U S Government Agency M B S 7650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000067982 [Member] | Consumer Discretionary 7651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000067982 [Member] | Communication Services 7652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000067982 [Member] | Health Care 7653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000067982 [Member] | Industrials 7654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000067982 [Member] | Energy 7655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000067982 [Member] | Consumer Staples 7656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000067982 [Member] | Other Sectors 7657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000067982 [Member] | Total Net Assets 7658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C 000067982 [Member] | U S Government Agency M B S 7660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000067982 [Member] | Derivative Instruments 7661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000067982 [Member] | Total Net Assets 7662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000192065 [Member] | Financials 7681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000192065 [Member] | Health Care 7682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000192065 [Member] | Industrials 7683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C 000192065 [Member] | Information Technology 7684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000192065 [Member] | Energy 7685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C 000192065 [Member] | Consumer Staples 7686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000192065 [Member] | Utilities 7687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000192065 [Member] | Consumer Discretionary 7688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000192065 [Member] | Materials 7689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192065 [Member] | Real Estate 7690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192065 [Member] | Other Sectors 7691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192065 [Member] | Total Net Assets 7692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C 000067973 [Member] | Real Estate 7711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C 000067973 [Member] | Consumer Discretionary 7712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000067973 [Member] | Other Short Term Investments 7713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000067973 [Member] | Industrials 7714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000067973 [Member] | Securities Lending Collateral 7715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000067973 [Member] | Health Care 7716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000067973 [Member] | Total Net Assets 7717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000067973 [Member] | Derivative Instruments 7719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000067973 [Member] | Total Net Assets 7720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000067986 [Member] | Financials 7739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C 000067986 [Member] | Health Care 7740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C 000067986 [Member] | Industrials 7741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000067986 [Member] | Information Technology 7742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000067986 [Member] | Energy 7743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000067986 [Member] | Consumer Staples 7744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000067986 [Member] | Utilities 7745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000067986 [Member] | Consumer Discretionary 7746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000067986 [Member] | Communication Services 7747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000067986 [Member] | Real Estate 7748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000067986 [Member] | Other Sectors 7749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000067986 [Member] | Total Net Assets 7750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%